Transactions with Related Parties, detail 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Ship Management Fees	$ 16,536	$ 13,511	$ 11,611
Supervision Fees	275	550	1,925
Commissions	$ 586	$ 700	$ 972